Income Tax - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Income Taxes [line items]
Statutory tax rate (blended at Group level)			8.50%
ObsEva Ireland Ltd [Member]
Disclosure Of Income Taxes [line items]
Current tax expense (income)	$ 0	$ 0	$ 0	$ 0
ObsEva USA Inc [Member]
Disclosure Of Income Taxes [line items]
Statutory tax rate (blended at Group level)	27.30%	27.30%	27.30%	27.30%
Switzerland [Member]
Disclosure Of Income Taxes [line items]
Tax loss carryforward period			7 years
Current tax expense (income)			$ 0		$ 0
Deferred taxes	$ 0		$ 0		$ 0
Switzerland [Member] | Municipal and Cantonal Tax Rate [Member]
Disclosure Of Income Taxes [line items]
Statutory tax rate (blended at Group level)			22.60%
Switzerland [Member] | Federal Tax Rate [Member]
Disclosure Of Income Taxes [line items]
Statutory tax rate (blended at Group level)			8.50%